UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Income Fund
November 30, 2005 (Unaudited)

Description of Security	Par Value	Value (a)
(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds - 35.6%
Basic Industry - 2.7%
Abitibi-Consolidated 8.55%, 8/1/10	$ 250,000	$ 253,125
Allegheny Technologies 8.38%, 12/15/11	110,000	118,800
Caraustar Industries, Callable 4/1/06 @ 105.25, 9.88%, 4/1/11	300,000	300,750
Georgia-Pacific, 8.88%, 5/15/31	200,000	201,500
Harvest Operations, Callable 10/15/08 @ 103.94, 7.88%, 10/15/11	250,000	248,750
Huntsman ICI Chemicals, Callable 2/13/06 @ 103.38, 10.13%, 7/1/09	105,000	108,413
Newark Group, Callable 3/15/09 @ 104.88, 9.75%, 3/15/14	200,000	176,000
OM Group, Callable 12/15/06 @ 104.62, 9.25%, 12/15/11	300,000	295,125
Polyone, 8.88%, 5/1/12	200,000	186,000
Southern Peru Copper, 7.50%, 7/27/35	200,000	195,000
Stone Container, Callable 7/1/07 @ 104.19, 8.38%, 7/1/12	200,000	196,500
		2,279,963

Brokerage - 0.6%
E*Trade Financial, Callable 6/15/08 @ 104.00, 8.00%, 6/15/11	250,000	255,000
Lazard, 7.13%, 5/15/15	250,000	252,983
		507,983

Capital Goods - 3.1%
Case New Holland, Callable 8/1/07 @ 104.62, 9.25%, 8/1/11	200,000	212,500
Chart Industries, Inc., 9.13%, 10/15/15	300,000	301,500
Compression Polymers, Callable 7/1/09 @ 105.25, 10.50%, 7/1/13 (c)	250,000	233,750
Graham Packaging, Callable 10/15/09 @ 104.94, 9.88%, 10/15/14	250,000	241,875
Greif Brothers, Callable 8/1/07 @ 104.44, 8.88%, 8/1/12	300,000	318,750
L-3 Communications, Callable 1/15/10 @ 102.94, 5.88%, 1/15/15	200,000	190,250
Owens-Broadway Glass Container, Callable 2/15/06 @ 104.44, 8.88%, 2/15/09	500,000	525,000
Sequa, 9.00%, 8/1/09	500,000	526,250
		2,549,875

Communications - 5.2%
Charter Communications Holdings, 8.00%, 4/30/12 (c)	400,000	400,000
Citizens Communications Holdings, 9.25%, 5/15/11	250,000	272,500
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	249,375
Dex Media, Callable 11/15/08 @ 104.00, 8.00%, 11/15/13	200,000	204,500
DirectTV Holdings, Callable 3/15/08 @ 104.19, 8.38%, 3/15/13	81,000	87,885
Dobson Cellular Systems, Callable 11/1/08 @ 104.94, 9.88%, 11/1/12	250,000	276,250
Echostar, 6.63%, 10/1/14	300,000	289,500
Horizon PCS, Callable 7/15/08 @ 105.69, 11.38%, 7/15/12	200,000	230,500
Houghton-Mifflin, Callable 10/15/08 @ 105.75, 10.00%, 10/15/13 (b)	400,000	306,000
Insight Midwest, Callable 11/1/05 @ 105.25, 10.50%, 11/1/10	200,000	210,500
Intelsat, Callable 1/15/10 @ 104.31, 8.63%, 1/15/15 (c)	250,000	248,750
Panamsat, Callable 8/15/09 @ 104.50, 9.00%, 8/15/14	195,000	204,994
Qwest, 8.88%, 3/15/12	400,000	451,000
Qwest Capital Funding, 7.00%, 8/3/09	400,000	400,000
Rogers Wireless, 6.38%, 3/1/14	300,000	299,250
Time Warner Telecommunications Holdings, Callable 2/15/09 @ 104.62, 9.25%, 2/15/14	175,000	179,813
		4,310,817

Consumer Cyclical - 5.3%
Buffets, Callable 7/15/06 @ 105.63, 11.25%, 7/15/10	200,000	203,500
Dominos, Series B, Callable 7/1/07 @ 104.13, 8.25%, 7/1/11	364,000	378,560
Isle of Capri Casinos, Callable 3/1/09 @ 103.50, 7.00%, 3/1/14	500,000	488,750
Landry’s Restaurants, Series B, Callable 12/15/09 @ 103.75, 7.50%, 12/15/14	250,000	233,750
Mandalay Resort, Series B, 10.25%, 8/1/07	250,000	270,000
Meristar Hospitality, 9.13%, 1/15/11	200,000	222,000
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	251,250
Neiman Marcus Group, Callable 10/15/10 @ 105.19, 10.38%, 10/15/15 (c)	300,000	301,500
Service Corporation International, 7.70%, 4/15/09	500,000	527,500
Six Flags, Callable 4/15/08 @ 104.88, 9.75%, 4/15/13	500,000	497,500
Stater Brothers Holdings, Callable 6/15/08 @ 104.06, 8.13%, 6/15/12	250,000	248,125
WCI Communities, Callable 5/1/07 @ 104.56, 9.13%, 5/1/12	500,000	500,000
Wynn Las Vegas, Callable 12/1/09 @ 103.31, 6.63%, 12/1/14	$ 250,000	$ 240,625
		4,363,060

Consumer NonCyclical - 2.2%
Ahold Finance USA, .25%, 7/15/10	300,000	324,750
Delhaize America, 9.00%, 4/15/31	250,000	285,285
Iasis Healthcare, Callable 6/15/09 @ 104.38, 8.75%, 6/15/14	250,000	263,125
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10 (c)	250,000	248,750
Sealy Mattress, Callable 6/15/09 @ 104.13, 8.25%, 6/15/14	250,000	255,625
Swift & Co., Callable 10/1/06 @ 106.25, 12.50%, 1/1/10	250,000	266,250
Triad Hospitals, Callable 11/15/08 @ 103.50, 7.00%, 11/15/13	200,000	199,750
		1,843,535

Electric - 2.8%
Calpine, Callable 7/15/07 @ 104.25, 8.50%, 7/15/10 (c)	300,000	226,500
CMS Energy, 8.50%, 4/15/11	500,000	538,750
Dynegy - Roseton Danskammer, Series B, 7.67%, 11/8/16	200,000	200,500
Mission Energy Holdings, 13.50%, 7/15/08	250,000	291,250
Nevada Power, Callable 8/15/08 @ 104.50, 9.00%, 8/15/13	262,000	289,209
Reliant Energy, Callable 7/15/08 @ 104.75, 9.50%, 7/15/13	250,000	255,625
Teco Energy, 7.20%, 5/1/11	250,000	262,500
TXU, Series P, 5.55%, 11/15/14	250,000	235,690
		2,300,024

Energy - 0.7%
Bluewater Finance, Callable 2/15/07 @ 105.12, 10.25%, 2/15/12	290,000	310,300
Kerr-Mcgee, 6.95%, 7/1/24	250,000	257,870
Parker Drilling, Series B, Callable 11/15/07 @ 101.69, 10.13%, 11/15/09	48,000	49,560
		617,730

Industrials Other - 0.3%
Amsted Industries, Callable 10/15/07 @ 105.12, 10.25%, 10/15/11 (c)	200,000	216,000

Insurance - 0.3%
Fairfax Financial Holdings, 7.75%, 4/26/12	250,000	236,250

Miscellaneous - 6.7%
Dow Jones, 8.00%, 6/29/10	2,500,000	2,540,625
Dow Jones, 8.25%, 6/29/10	3,014,550	3,040,927
		5,581,552

Natural Gas - 1.5%
Coastal Corporation, 7.75%, 6/15/10	200,000	202,000
SemGroup, Callable 11/15/10 @ 104.38, 8.75%, 11/15/15 (c)	250,000	250,000
Tennessee Gas Pipeline, 7.50%, 4/1/17	250,000	263,438
Williams, 7.13%, 9/1/11	500,000	515,000
		1,230,438

Sovereign - 3.9%
Federal Republic of Brazil 10.25%, 6/17/13	500,000	590,500
7.88%, 3/7/15	500,000	511,750
Republic of Panama 7.25%, 3/15/15	500,000	528,000
7.13%. 1/29/26	500,000	495,000
Republic of Philippines, 8.38%, 2/15/11	500,000	533,750
Republic of Turkey, 9.00%, 6/30/11	500,000	565,000
		3,224,000

Technology - 0.3%
Lucent Technologies, 6.45%, 3/15/29	250,000	215,000

Total High Yield Corporate Bonds (cost: $28,919,246)		29,476,227

U.S. Government Agency Mortgage-Backed Securities -33.4%
Adjustable Rate (f) -1.5%
Federal Home Loan Mortgage Corporation, 4.96%, 9/1/18, #605911	246	249
Federal National Mortgage Association 5.00%, 7/1/27, #70179	$ 3,000	$ 3,055
4.65%, 10/1/32, #725110 (h)	771,907	787,037
Government National Mortgage Association, 4.13%, 12/20/22, #8096 (h)	429,806	434,461
		1,224,802

Fixed Rate -31.9%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	156,647	160,573
Federal Home Loan Mortgage Corporation Gold 6.50%, 11/1/28, #C00676 (h)	410,671	420,962
5.50%, 10/1/33, #A15120 (h)	1,418,541	1,399,305
Federal National Mortgage Association 4.00%, 11/1/10, #254956 (h)	2,279,403	2,214,714
6.00%, 12/1/13, #190179 (h)	474,560	479,306
7.50%, 5/1/15, #537440 (h)	80,725	84,594
7.00%, 6/1/17, #254384 (h)	351,431	366,082
7.00%, 7/1/17, #254414 (h)	472,985	492,704
6.00%, 9/1/17, #653368 (h)	413,606	422,626
5.00%, 11/1/18, #750989 (h)	713,435	703,225
5.00%, 2/1/19, #767182 (h)	1,178,652	1,161,409
6.00%, 5/1/29, #323702	686,483	692,922
6.50%, 5/1/31, #540814	170,366	174,635
7.00%, 9/1/31, #596680 (h)	607,459	633,847
7.00%, 3/1/32, #635970	270,796	282,627
6.50%, 6/1/32, #596712 (h)	761,011	779,321
5.50%, 6/1/33, #709700 (h)	938,446	925,130
5.50%, 11/1/33, #555967	2,332,291	2,299,196
6.00%, 10/1/33, #743642 (h)	748,230	752,907
5.50%, 12/1/33, #756202 (h)	1,312,136	1,292,703
6.00%, 1/1/34, #763687 (h)	1,172,450	1,179,414
5.50%, 2/1/34, #766070 (h)	1,214,159	1,195,788
6.00%, 1/1/35, #810225	1,088,286	1,094,750
6.50%, 6/1/34, #735273 (h)	1,502,486	1,539,207
5.50%, 3/1/35, #815979	1,967,754	1,937,982
Federal National Mortgage Association (When-Issued Security), 5.50%, 12/1/99 (i)	1,000,000	984,380
Government National Mortgage Association
6.50%, 4/15/33, #602233 (h)	516,596	536,547
5.50%, 8/15/33, #604567 (h)	1,484,899	1,481,929
6.00%, 7/15/34, #631574 (h)	770,706	781,927
		26,470,712

Total U.S. Government Agency Mortgage-Backed Securities
(cost: $28,161,496)		27,695,514

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities - 26.8%
Adjustable Rate (f) - 5.1%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21(g)	17,888	17,853
Goldman Sachs Mortgage Securities, Series 2003-1, Class B2, 6.88%, 3/25/43	1,931,555	1,949,590
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (d)	60,350,373	375,379
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 4.96%, 6/25/33 (j)	1,501,031	1,554,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.84%, 2/25/33	297,415	298,691
		4,195,741

Fixed Rate - 21.7%
Citicorp Mortgage Securities Series 2004-5, Class B3, 5.27%, 8/25/34	1,236,564	1,145,985
Series 2005-4, Class 1A6, 5.50%, 7/25/35	1,000,000	981,630
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	738,563
Crown Castle Towers LLC, 5.61%, 6/15/35	1,000,000	963,800
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2, Class A3, 5.00%, 3/25/23	1,500,000	1,478,595
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,283,276
Series 2004-J5, Class A7, 6.50%, 1/25/35	1,060,113	1,073,746
Goldman Sachs Mortgage Securities Series 2001-2, Class A, 7.50%, 6/19/32 (c)	457,736	477,394
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A, 4.21%, 7/25/34 (b) (c)	288,683	282,765
Series 2005-1, Class A, 4.85%, 1/25/35 (b) (c)	183,971	182,547
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A, 6.27%, 11/25/34	$ 960,303	$ 967,639
Nomura Asset Acceptance Corporation Series 2004-R2, Class B1, 6.74%, 10/25/34 (c)	1,120,757	1,137,684
Prime Mortgage Trust Series 2004-2, Class B2, 5.04%, 11/25/19	409,476	389,562
Series 2004-2, Class B3, 5.04%, 11/25/19	306,869	287,905
Residential Accredit Loans Series 2003-QS12, Class M1, 5.00%, 6/25/18	1,016,550	974,638
Residential Asset Mortgage Products Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,077,196	1,082,841
Series 2004-SL4, Class A3, 6.50%, 7/25/32	975,780	992,388
Residential Asset Securitization Trust Series 2002-A12, Class 1A1, 5.20%, 11/25/32	68,763	68,137
Structured Asset Securities Corporation Series 2005-6, Class 5A6, 5.00%, 5/25/35	1,000,000	973,378
Washington Mutual MSC Mortgage Series 2003-MS9, Class CB2, 7.45%, 12/25/33	417,279	417,295
Wells Fargo Mortgage-Backed Securities Trust Series 2003-7, Class A3, 4.50%, 8/25/18 (j)	999,835	975,219
Series 2004-7, Class B2, 4.72%, 7/25/19	691,146	653,845
Series 2004-7, Class B3, 4.72%, 7/25/19	518,592	473,812
		18,002,644

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (cost:$23,019,128)		22,198,385

Asset-Backed Securities - 12.8%
Commercial - 0.2%
Morgan Stanley Capital, Series 1999-FNV1, Class A1, 6.12%, 3/15/31 (j)	165,424	165,876
Home Equity -12.0%
Ace Securities, Series 2003-OP1, Class M3, 6.03%, 12/25/33 (b) (k)	1,500,000	1,523,340
First Franklin Mortgage Loan, Series 2004-FFA, Class M2F, 4.62%, 3/25/24 (b) (j)	2,760,000	2,659,370
Home Equity Mortgage Trust Series 2004-2, Class B1, 6.28%, 8/25/34 (b) (j)	1,000,000	1,003,870
Series 2004-6, Class M2, 5.32%, 4/25/35 (b) (j)	500,000	478,065
Residential Asset Securities Corporation Series 2002-KS1, Class AI4, 5.86%, 11/25/29 (j)	33,187	33,067
Residential Funding Mortgage Securities I Series 2004-HI2, Class A4, 5.24%, 9/25/18	2,000,000	1,999,820
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (b) (j)	2,327,000	2,267,592
		9,965,124

Manufactured Housing - 0.6%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19 (j)	478,794	484,702

Total Asset-Backed Securities (cost: $10,800,655)		10,615,702

Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities - 13.0%
Fixed Rate - 8.0%
Federal Home Loan Mortgage Corporation, Real Estate Mortgage Investment Conduit Series 2690, Class OE, 5.00%, 11/15/28 (h)	1,274,000	1,259,260
Federal National Mortgage Association, Real Estate Mortgage Investment Conduit Series 2004-27, Class HB, 4.00%, 5/25/19 (j)	1,923,137	1,732,650
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	874,019
Series 2004-90, Class GA, 4.35%, 3/25/34	1,006,604	969,259
Series 2002-WI, Class 2A, 7.50%, 2/25/42 (j)	664,184	684,760
Freddie Mac, Real Estate Mortgage Investment Conduit, Series 2972, Class KA, 4.50%, 6/15/18	1,091,843	1,075,247
		6,595,195

Z-Bonds (e) - 5.0%
Federal Home Loan Mortgage Corporation, Real Estate Mortgage Investment Conduit Series 2676, Class GZ, 4.50%, 9/15/33	1,671,176	1,372,202
Government National Mortgage Association, Real Estate Mortgage Investment Conduit Series 2001-8, Class Z, 6.50%, 3/20/31 (h)	2,706,515	2,766,275
		4,138,477

Total Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities (cost: $10,352,756)		$ 10,733,672

Corporate Bonds - 1.6%
Communications - 0.2%
AT&T, 7.30%, 11/15/11	$ 142,000	$ 157,256
Consumer Cyclical - 0.5%
Ford Motor, 7.00%, 10/1/13	500,000	444,360
Consumer NonCyclical - 0.3%
Glencore Funding, 6.00%, 4/15/14	250,000	227,860
Transportation - 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	512,500
Total Corporate Bonds (cost: $1,391,867)		1,341,976

Description of Security	Shares/Par Value	Value (a)

Short-Term Investments- 1.7%
Affiliated Money Market Fund - 1.6%
First American Prime Obligations Fund, Class Z (l)	1,303,826	$ 1,303,826
U.S. Treasury Obligation - 0.1%
U.S Treasury Bill, 1.00%, 2/2/06 (m)	$ 65,000	64,564
Total Short-Term Investments (cost: $1,368,390)		1,368,390

Total Investments in Securities (n) - 124.9% (cost: $104,013,538)		$ 103,429,866

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

As of November 30, 2005, the fund had no fair valued securities.

(b)

Delayed interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of November 30, 2005.

(c)

Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of November 30, 2005, the value of these investments was $3,633,258 or 4.4% of net assets.

(d)

Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest disclosed represents the coupon rate in effect November 30, 2005.

(e)

Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(f)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2005.
(g)	Security considered illiquid. As of November 30, 2005, the value of this investment was $17,853 or 0.02% of net assets.
(h)	On November 30, 2005, securities valued at $24,373,307 were pledged as collateral for the following outstanding reverse repurchase agreements:
	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$8,710,000	10/19/05	4.08%	12/19/05	$42,447	(1)
	7,186,263	9/15/05	3.87%	12/15/05	59,484	(2)
	4,696,666	11/8/05	4.19%	1/9/05	12,573	(2)
	$20,592,929				$114,504

	*Interest rate as of November 30, 2005. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.
	Name of broker and description of collateral:
	(1) Goldman:
	Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,418,541 par
	Federal Home Loan Mortgage Corporation, Real Estate Mortgage Investment Conduit, 5.00%, 11/15/28, 1,274,000 par
	Federal National Mortgage Association, 4.00%, 11/1/10, $2,279,403 par
	Federal National Mortgage Association, 4.65%, 10/1/32, $771,907 par
	Federal National Mortgage Association, 5.50%, 6/1/33, $938,446 par
	Federal National Mortgage Association, 5.50%, 12/1/33, $1,312,136 par
	Government National Mortgage Association, 5.50%, 8/15/33, $1,484,899 par

	(2) Morgan Stanley:
	Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $410,671 par
	Federal National Mortgage Association, 6.00%, 12/1/13, $474,560 par
	Federal National Mortgage Association, 7.50%, 5/1/15, $80,725 par
	Federal National Mortgage Association, 7.00%, 6/1/17, $351,431 par
	Federal National Mortgage Association, 7.00%, 7/1/17, $472,985 par
	Federal National Mortgage Association, 6.00%, 9/1/17, $413,606 par
	Federal National Mortgage Association, 5.00%, 11/1/18, $713,435 par
	Federal National Mortgage Association, 5.00%, 2/1/19, $1,178,652 par
	Federal National Mortgage Association, 7.00%, 9/1/31, $607,459 par
	Federal National Mortgage Association, 6.50%, 6/1/32, $761,011 par
	Federal National Mortgage Association, 6.00%, 10/1/33, $748,230 par
	Federal National Mortgage Association, 6.00%, 1/1/34, $1,172,450 par
	Federal National Mortgage Association, 5.50%, 2/1/34, $1,214,159 par
	Federal National Mortgage Association, 6.50%, 6/1/34, $1,502,486 par
	Government National Mortgage Association, Real Estate Mortgage Investment Conduit, 6.50%, 3/20/31, $2,706,515 par
	Government National Mortgage Association, 4.13%, 12/20/22, $429,806 par
	Government National Mortgage Association, 6.50%, 4/15/33, $506,596 par
	Government National Mortgage Association, 6.00%, 7/15/34, $770,706 par

(i)	This security has been purchased on a when-issued basis. On November 30, 2005, the total cost of investments purchased on a when-issued basis was $981,875.
(j)	This security or a portion of this security is pledged as collateral for positions purchased on a when-issued basis.
(k)	This security or a portion of this security is pledged as initial margin deposits for open futures contracts.
(l)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(m)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(n)

On November 30, 2005, the cost of investments in securities was $104,013,538. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost, were as follows:

	Gross unrealized appreciation					$1,423,741
	Gross unrealized depreciation					(2,007,413)
	Net unrealized depreciation					$(583,672)

	Schedule of Open Futures Contracts
	Description	Number of Contracts (Sold)		Market Value Covered by Contracts	Settlement Month	Unrealized Appreciation

	U.S. 20 Year Long Bond Futures Note	(5)		$(561,406)	Dec-05	$27,576

	U.S. 5 Year Futures Note	(49)		(5,190,938)	Mar-06	4,137

	U.S. 10 Year Futures Note	(26)		(2,821,813)	Mar-06	8,637
		(80)		$(8,574,157)		$40,350

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006